Short-term loans	12 Months Ended
Dec. 31, 2018
Convertible bonds [Abstract]
Short-term Debt
19.	Short - term loans

	December 31,
	2017	2018
	RMB	RMB

Short-term loans	588,235	-

The Group entered into agreements with banks, pursuant to which the Group borrowed three loans with total principal amount of US$90 million (equal to RMB588,235) within a credit facility of US$160 million in 2017. These loans were all with a maturity of less than one year and the annual interest rates of these loans ranged from 2.0% to 3.0%. Term deposit of RMB1,000 million was pledged as collateral for the banking facilities of US$160 million. In 2018, the Group repaid the loans.